Related party transactions and balances	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related party transactions and balances
21. Related party transactions and balances

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities.

The following entities are considered to be related parties to the Group:

Name of related parties	Relationship with the Group
Ctrip Investment Holding Co., Ltd. (“Ctrip”)	one board director of the Group
JD.com, Inc. (“JD”)	one board director of the Group
HNA Tourism Holdings Group Co., Ltd. (“HNA”)	two board directors of the Group
Black Fish Group Ltd. (“Black Fish”)	founded by one of the former principal shareholders of the Group
Fullshare Holdings Limited (“Fullshare”)	a principal shareholder of the Group

On May 25, 2018, Fullshare completed the purchase of  4,104,137 Class A ordinary shares and 6,949,997 Class B ordinary shares from the Group’s previous principal shareholder Mr.Haifeng Yan. Since then, Haifeng Yan was no longer the Group’s principal shareholder and Black Fish  founded by Mr. Haifeng Yan ceased to be the Group’s related party.

a)	Transactions with related parties:

Ctrip purchased 5,000,000 Class A ordinary shares in a private placement concurrent with the Group’s initial public offering, an additional 3,731,034 Class A ordinary shares for a total of US$15 million through a private placement transaction in December 2014 as well as an additional 3,750,000 Class A ordinary shares for a total of US$20 million through a private placement transaction in May 2015.

The Group sells packaged tours through Ctrip’s online platform and the commission fees to Ctrip were insignificant. Revenues from Ctrip consist of commission fees for the booking of hotel rooms and air tickets through the Group’s online platform, amounted of RMB54.8 million, RMB61.5 million and RMB161.7 million (US$23.5 million) for the years ended December 31, 2016, 2017 and 2018, respectively.

On May 8, 2015, the Company issued 65,625,000 Class A ordinary shares to Fabulous Jade Global Limited, a subsidiary of JD, for cash consideration of RMB
1,528.2
million (US$250 million) and RMB660.2 million
 representing the fair value of
business resource contributed by JD, which include the exclusive rights to operate the leisure travel channel for both JD’s website and mobile application, JD's preferred partnership for hotel and air ticket reservation service, internet traffic support and marketing support for the leisure travel channel for a period of five years starting from August 2015.

On January 21, 2016, the Company issued 90,909,091 Class A ordinary shares to HNA Tourism Holdings Group Co., Ltd., for total consideration of RMB
3,279
million (US$500 million).

In 2017, the Group disposed several subsidiaries to Black Fish with nominal consideration. As of the disposal date, these subsidiaries were in deficit positions and disposal gain was insignificant in the Group’s consolidated statement of comprehensive income.

Black Fish entered into cooperation agreements with the Group in 2017 for provision of services in relation to the Group’s online lending services. The amount of service fees charged by Black Fish was RMB155.9 million (US$24.0 million) for the year ended December 31, 2017. Black Fish also purchased loan receivable assets related to the lending business from the Group at the consideration of RMB140.0 million as the Group terminated these cooperation agreements and stopped granting loans to individuals in 2017.

HNA agreed to provide the Group with access to its premium airlines and hotels resources at a preferential rate, under fair competition market rules, and the Group undertook to acquire no less than US$100 million products and services sourced from HNA over the next two years. The Group purchased RMB250.5 million, RMB394.7 million, RMB588.9 million (US$85.7 million) air tickets from HNA for the year ended December 31, 2016, 2017 and 2018, respectively.

During the year ended December 31, 2018, the Group provided account receivables factoring service to an affiliate of HNA Tourism amounting to
RMB500 million (US$72.7 million) with a repayment term of 12 months.

During the year ended December 31, 2018, Fullshare made several prepayments to the Group for travelling products, which was RMB1.6 million (US$0.2 million) in 2018.

b)	Balances with related parties:

	As of December 31,
	2017	2018
	RMB	RMB	US$ (Note 2(d))
Current:
Amounts due from Ctrip	16,128	11,091	1,613
Amounts due from JD	10,942	50,336	7,321
Amounts due from HNA	143,084	635,093	92,371
Amounts due from Black Fish	1,177	—	—
Total	171,331	696,520	101,305

Current:
Amounts due to Ctrip	86,923	73,229	10,650
Amounts due to JD	—	2,350	342
Amounts due to Fullshare	—	1,580	230
Total	86,923	77,159	11,222